Note 3 - Significant Accounting Policies - Estimated Useful Lives of Equipment (Details)	12 Months Ended
Dec. 31, 2017
Fixtures and fittings [member]
Statement Line Items [Line Items]
Office furniture (years) (Year)	3 years
Laboratory Equipment [Member]
Statement Line Items [Line Items]
Office furniture (years) (Year)	5 years
Computer equipment [member]
Statement Line Items [Line Items]
Office furniture (years) (Year)	3 years
Leasehold improvements [member]
Statement Line Items [Line Items]
Leasehold improvements	Life of lease